PMC Diversified Equity Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24%
Automobiles & Components — 2.64%
Aisin Corp. - ADR 13,519 $ 494,998
Aston Martin Lagonda Global Holdings PLC - ADR (a) 63,377 181,892
Bayerische Motoren Werke AG - ADR (b) 93,851 3,270,707
BorgWarner, Inc. (b) 53,180 1,791,634
Bridgestone Corp. - ADR 18,241 375,400
BYD Co. Ltd. - ADR (b) 4,243 227,892
Cie Generale des Etablissements Michelin SCA - ADR 15,212 254,649
Ford Motor Co. 14,524 149,016
Geely Automobile Holdings Ltd. - ADR 2,379 51,648
General Motors Co. (b) 13,661 431,688
Honda Motor Co. Ltd. - ADR 201,803 6,187,279
Isuzu Motors Ltd. - ADR (b) 24,418 321,829
Mazda Motor Corp. - ADR 338,997 1,806,854
Mercedes-Benz Group AG - ADR 161,404 2,616,359
Niu Technologies - ADR (a) 11,077 25,920
Renault SA - ADR 149,945 1,170,096
Subaru Corp. - ADR 135,236 1,200,896
Sumitomo Electric Industries Ltd. - ADR 25,477 314,641
Suzuki Motor Corp. - ADR 3,383 552,444
Thor Industries, Inc. (b) 5,792 573,813
Toyota Motor Corp. - ADR (b) 3,823 725,529
Valeo SE - ADR 4,426 32,266
22,757,450
Banks — 3.95%
Akbank TAS - ADR 153,600 345,677
Banco BBVA Argentina SA - ADR (b) 58,928 329,408
Banco Bilbao Vizcaya Argentaria SA - ADR 598,439 5,559,498
Banco de Chile - ADR 11,110 252,197
Banco do Brasil SA - ADR 60,013 656,242
Banco Macro SA - ADR (b) 9,155 260,185
Banco Santander SA - ADR 728,359 2,993,555
Bank Central Asia Tbk PT - ADR 6,198 88,557
Bank Hapoalim BM - ADR (b) 6,906 291,779
Bank Mandiri Persero Tbk PT - ADR (b) 26,646 400,223
Bank of China Ltd. - ADR 44,071 403,250
Bank of East Asia Ltd. - ADR 163,513 199,486
Bank OZK 330 13,814
BNP Paribas SA - ADR 110,755 3,475,492
China Merchants Bank Co. Ltd. - ADR 3,103 54,085
Credit Agricole SA - ADR (b) 33,235 216,360
Erste Group Bank AG - ADR 23,923 483,484
First Citizens BancShares, Inc./NC - Class A (b) 209 306,789
First Horizon Corp. 2,668 34,124

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Banks — 3.95% (Continued)
FNB Corp./PA 5,793 $ 69,458
Grupo Financiero Banorte SAB de CV - ADR 1,349 62,499
Grupo Financiero Galicia SA - ADR 15,117 259,710
Grupo Supervielle SA - ADR (a)(b) 17,952 61,216
HDFC Bank Ltd. - ADR 3,482 209,059
HSBC Holdings PLC - ADR (b) 118,938 4,570,787
ICICI Bank Ltd. - ADR 3,229 71,587
ING Groep NV - ADR (b) 135,962 1,914,345
Intesa Sanpaolo SpA - ADR (b) 28,251 489,590
JPMorgan Chase & Co. 24,285 3,790,403
KB Financial Group, Inc. - ADR (b) 1,954 78,707
Mediobanca Banca di Credito Finanziario SpA - ADR 68,265 794,605
Mitsubishi UFJ Financial Group, Inc. - ADR 199,360 1,712,502
NatWest Group PLC - ADR (a) 6,604 35,331
New York Community Bancorp, Inc. (b) 26,137 245,949
OFG Bancorp 7,117 238,847
Piraeus Financial Holdings SA - ADR (a) 77,113 264,498
Sberbank of Russia PJSC - ADR (a),(c) 119,989 –
Shinhan Financial Group Co. Ltd. - ADR (b) 10,524 298,882
Societe Generale SA - ADR (b) 23,892 120,177
Standard Bank Group Ltd. - ADR 806 8,600
Standard Chartered PLC - ADR (b) 20,287 343,053
Sumitomo Mitsui Financial Group, Inc. - ADR (b) 12,161 120,029
Texas Capital Bancshares, Inc. (a) 238 13,061
Turkiye Garanti Bankasi AS - ADR 189,529 353,282
UniCredit SpA - ADR 92,945 1,260,334
Woori Financial Group, Inc. - ADR (b) 3,159 95,749
33,846,465
Capital Goods — 7.06%
ACS Actividades de Construccion y Servicios SA - ADR (a) 215,615 1,705,730
AGCO Corp. 1,101 124,997
Air Lease Corp. 797 30,916
Allison Transmission Holdings, Inc. 6,587 352,273
American Woodmark Corp. (a) 3,503 253,617
Apogee Enterprises, Inc. 5,813 262,166
Applied Industrial Technologies, Inc. 81 12,966
Astra International, Tbk PT - ADR 22,191 152,785
Atkore, Inc. (a)(b) 2,685 348,782
BAE Systems PLC - ADR 8,218 440,238
Balfour Beatty PLC - ADR 56,705 472,353
Beacon Roofing Supply, Inc. (a) 6,335 509,081
Bidvest Group Ltd. - ADR 173 4,351
Boise Cascade Co. (b) 2,736 299,045

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Capital Goods — 7.06% (Continued)
Bouygues SA - ADR 95,432 $ 720,989
Builders FirstSource, Inc. (a) 8,505 1,140,606
Bunzl PLC - ADR 853 32,295
Caterpillar, Inc. 6,398 1,604,107
Cie de Saint-Gobain SA - ADR 105,578 1,373,570
Comfort Systems USA, Inc. 1,031 199,581
Core & Main, Inc. - Class A (a) 4,113 144,078
Crane Co. (b) 1,368 144,570
Cummins, Inc. (b) 5,457 1,223,241
Daimler Truck Holding AG - ADR 4,283 69,213
Deere & Co. 105 38,263
EHang Holdings Ltd. - ADR (a)(b) 2,552 44,941
Embraer SA - ADR (a) 5,193 90,826
EMCOR Group, Inc. 4,830 1,026,472
Emeren Group Ltd. - ADR (a) 12,296 29,756
Emerson Electric Co. 12,427 1,104,760
Encore Wire Corp. (b) 2,454 452,272
EnerSys 2,141 189,436
Esab Corp. 1,209 93,274
Ferguson PLC 8,731 1,495,970
General Electric Co. 19,304 2,351,227
Gibraltar Industries, Inc. (a) 2,040 137,068
GMS, Inc. (a) 7,673 519,002
Greenbrier Cos, Inc. 284 10,710
Hitachi Ltd. - ADR 18,655 2,588,195
Hubbell, Inc. 4,212 1,263,600
Hyster-Yale Materials Handling, Inc. 2,958 141,008
ITOCHU Corp. - ADR 34,965 2,724,821
Janus International Group, Inc. (a) 9,277 97,872
JELD-WEN Holding, Inc. (a) 5,288 84,502
JGC Holdings Corp. - ADR 3,758 84,405
Kawasaki Heavy Industries Ltd. - ADR 67,474 627,508
Keppel Corp. Ltd. - ADR 50,166 511,693
Kingspan Group PLC - ADR 619 48,916
KOC Holding AS - ADR 8,243 202,448
Komatsu Ltd. - ADR 46,325 1,180,824
Legrand SA - ADR 1,920 36,960
Leonardo SpA - ADR 94,859 726,810
Marubeni Corp. - ADR 11,084 1,735,754
Masco Corp. (b) 11,450 693,298
Masonite International Corp. (a) 1,114 98,979
Mitsubishi Electric Corp. - ADR 4,597 124,487
Mitsui & Co. Ltd. - ADR (b) 3,405 2,485,650

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Capital Goods — 7.06% (Continued)
Mueller Industries, Inc. (b) 16,802 $ 697,787
Owens Corning 6,134 831,648
PACCAR, Inc. 35,590 3,267,873
Parker Hannifin Corp. 101 43,751
Primoris Services Corp. 4,821 146,366
Prysmian SpA - ADR 99,107 1,904,837
Quanex Building Products Corp. 9,874 304,020
Rexel SA - ADR (b) 60,759 1,456,424
Rheinmetall AG - ADR 9,615 577,910
Rolls-Royce Holdings PLC - ADR (a) 307,702 1,041,571
Rush Enterprises, Inc. - Class A 16,177 641,742
Rush Enterprises, Inc. - Class B 3,310 144,349
Schneider Electric SE - ADR 9,113 335,176
Siemens AG - ADR 24,924 2,093,616
SKF AB - ADR 2,506 47,013
Snap-on, Inc. 13,981 3,840,440
Standex International Corp. 82 10,973
Sumitomo Corp. - ADR (b) 89,353 1,886,242
Sunrun, Inc. (a)(b) 2,432 31,373
Symbotic, Inc. (a)(b) 6,105 322,832
Terex Corp. 7,241 358,430
Textron, Inc. 637 48,832
Thermon Group Holdings, Inc. (a) 10,672 321,761
Timken Co. 5,563 402,761
Trane Technologies PLC 248 55,902
Travis Perkins PLC - ADR 17,443 165,011
UFP Industries, Inc. (b) 8,145 892,936
United Rentals, Inc. (b) 4,402 2,095,440
Volvo AB - ADR 4,214 97,343
Wabash National Corp. (b) 10,648 233,404
WESCO International, Inc. 297 46,287
Westinghouse Air Brake Technologies Corp. 2,962 345,251
WW Grainger, Inc. (b) 1,397 1,098,307
60,450,865
Commercial & Professional Services — 0.47%
Brady Corp. - Class A 238 13,392
Brambles Ltd. - ADR 29,079 509,173
Cimpress PLC (a) 266 18,750
Clean Harbors, Inc. (a) 87 14,064
Copart, Inc. (a) 970 48,713
Dai Nippon Printing Co. Ltd. - ADR 12,176 170,708
Harsco Corp. (a) 4,298 25,358
HeadHunter Group PLC - ADR (a),(c) 3,254 –

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Commercial & Professional Services — 0.47% (Continued)
Mitie Group PLC - ADR 89,705 $ 452,562
Randstad NV - ADR 57,683 1,708,571
Science Applications International Corp. 1,390 163,201
Steelcase, Inc. - Class A 8,804 108,377
TaskUS, Inc. - Class A (a) 1,553 18,667
Teleperformance - ADR 809 56,905
TOPPAN INC - ADR (b) 67,828 788,161
4,096,602
Consumer Discretionary Distribution & Retail — 2.59%
Abercrombie & Fitch Co. - Class A (a)(b) 1,687 128,026
Academy Sports & Outdoors, Inc. (b) 6,044 307,458
Alibaba Group Holding Ltd. - ADR (a) 28,745 2,152,425
Amazon.com, Inc. (a) 27,166 3,968,680
American Eagle Outfitters, Inc. (b) 9,871 187,845
Arhaus, Inc. (a) 14,148 131,859
Asbury Automotive Group, Inc. (a)(b) 2,175 456,359
AutoNation, Inc. (a)(b) 3,684 498,335
B&M European Value Retail SA - ADR 32,955 954,706
Baozun, Inc. - ADR (a)(b) 46,449 138,418
Best Buy Co., Inc. (b) 7,654 542,975
Brilliant Earth Group, Inc. - Class A (a) 2,507 6,343
Buckle, Inc. (b) 1,207 46,542
Carvana Co. (a)(b) 3,431 107,459
Dillard's, Inc. - Class A (b) 367 127,382
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR (a) 27,279 38,191
Dufry AG - ADR (a)(b) 78,339 270,270
eBay, Inc. (b) 10,225 419,327
Group 1 Automotive, Inc. (b) 2,124 599,180
Guess?, Inc. (b) 7,320 161,186
Industria de Diseno Textil SA - ADR (b) 94,788 1,959,268
JD.com, Inc. - ADR 8,863 243,112
Kingfisher PLC - ADR 85,096 475,261
Lithia Motors, Inc. - Class A 853 227,742
Lojas Renner SA - ADR (b) 34,450 115,752
Lowe's Cos., Inc. 1,416 281,543
MINISO Group Holding Ltd. - ADR 6,024 152,588
NaaS Technology, Inc. - ADR (a)(b) 11,580 25,013
Naspers Ltd. - ADR (a) 7,132 263,527
ODP Corp. (a)(b) 3,491 159,015
PDD Holdings, Inc. - ADR (a) 7,863 1,159,321
Penske Automotive Group, Inc. (b) 3,693 551,365
Prosus NV - ADR (b) 77,679 510,351
Ross Stores, Inc. 3,780 492,836

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Consumer Discretionary Distribution & Retail — 2.59%
(Continued)
Ryohin Keikaku Co. Ltd. - ADR 8,754 $ 137,788
Signet Jewelers Ltd. (b) 2,529 207,833
TJX Cos., Inc. 20,668 1,821,058
Ulta Beauty, Inc. (a) 1,942 827,273
Upbound Group, Inc. 1,708 49,703
Urban Outfitters, Inc. (a) 6,451 230,301
Vibra Energia SA - ADR 14,806 138,436
Vipshop Holdings Ltd. - ADR (a) 27,854 446,500
Wayfair, Inc. - Class A (a)(b) 2,796 156,017
Williams-Sonoma, Inc. (b) 1,279 239,864
Woolworths Holdings Ltd./South Africa - GDR (b) 31,779 113,276
22,227,709
Consumer Durables & Apparel — 3.71%
Barratt Developments PLC - ADR 74,725 975,161
Burberry Group PLC - ADR 40,283 745,034
Cavco Industries, Inc. (a)(b) 126 35,630
Cie Financiere Richemont SA - ADR (b) 81,011 1,011,017
Crocs, Inc. (a) 1,223 129,161
Deckers Outdoor Corp. (a) 38 25,231
DR Horton, Inc. 31,186 3,981,517
Dream Finders Homes, Inc. - Class A (a)(b) 8,760 213,218
Garmin Ltd. 5,770 705,325
Haier Smart Home Co. Ltd. - ADR 8,255 95,098
Hermes International SCA - ADR (b) 7,359 1,527,949
KB Home 9,055 471,766
La-Z-Boy, Inc. (b) 10,221 359,677
Lennar Corp. - Class B (b) 25,834 2,964,193
Lennar Corp. - Class A 28,147 3,600,564
MDC Holdings, Inc. (b) 7,845 347,220
Meritage Homes Corp. 4,173 589,645
NVR, Inc. (a) 655 4,031,781
Oxford Industries, Inc. (b) 1,077 97,393
Panasonic Holdings Corp. - ADR 72,899 749,402
Pandora AS - ADR 11,326 382,196
PRADA SpA - ADR (b) 23,969 262,940
PulteGroup, Inc. 48,934 4,326,745
PVH Corp. 3,755 367,164
Ralph Lauren Corp. 2,180 282,048
Sega Sammy Holdings, Inc. - ADR 84,731 310,115
Sekisui House Ltd. - ADR 29,278 599,906
Skechers U.S.A., Inc. - Class A (a) 7,329 431,751
Tapestry, Inc. 1,240 39,271

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Consumer Durables & Apparel — 3.71% (Continued)
Taylor Morrison Home Corp. (a) 13,043 $ 588,239
Toll Brothers, Inc. 9,651 828,924
TopBuild Corp. (a) 1,054 311,752
Tri Pointe Homes, Inc. (a) 12,256 357,630
Yue Yuen Industrial Holdings Ltd. - ADR 24,530 139,821
31,884,484
Consumer Services — 1.23%
Accor SA - ADR 13,468 93,064
Bloomin' Brands, Inc. (b) 2,197 51,278
Booking Holdings, Inc. (a) 501 1,565,976
Caesars Entertainment, Inc. (a) 47,401 2,119,772
Carnival Corp. (a) 91,498 1,377,960
Carnival PLC - ADR (a) 91,520 1,233,690
DoorDash, Inc. - Class A (a)(b) 6,448 605,983
DraftKings, Inc. - Class A (a) 3,215 122,942
Expedia Group, Inc. (a) 391 53,246
frontdoor, Inc. (a) 339 11,638
Gaotu Techedu, Inc. - ADR (a) 64,094 166,003
Genting Bhd - ADR 11,225 53,543
InterContinental Hotels Group PLC - ADR (b) 6,235 489,759
Luckin Coffee, Inc. - ADR (a) 5,585 186,595
Meituan - ADR (a)(b) 2,189 50,697
Melco Resorts & Entertainment Ltd. - ADR (a) 3,435 23,976
New Oriental Education & Technology Group, Inc. - ADR (a) 3,452 280,924
OPAP SA - ADR 16,069 126,945
Royal Caribbean Cruises Ltd. (a)(b) 12,937 1,390,210
Stride, Inc. (a)(b) 233 14,115
TAL Education Group - ADR (a) 17,011 213,148
Trip.com Group Ltd. - ADR (a) 8,182 287,843
Tuniu Corp. - ADR (a) 28,731 25,858
10,545,165
Consumer Staples Distribution & Retail — 1.83%
111, Inc. - ADR (a) 4,361 8,678
Almacenes Exito SA - ADR (a) 7,358 51,506
Andersons, Inc. 3,980 198,443
Casey's General Stores, Inc. 1,556 428,522
Costco Wholesale Corp. 1,574 932,973
J Sainsbury PLC - ADR 52,625 757,800
Jeronimo Martins SGPS SA - ADR (b) 16,012 795,156
Koninklijke Ahold Delhaize NV - ADR 80,527 2,332,062
Kroger Co. (b) 27,053 1,197,636
Marks & Spencer Group PLC - ADR (b) 472,445 2,983,490
Performance Food Group Co. (a)(b) 6,341 412,482

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Consumer Staples Distribution & Retail — 1.83% (Continued)
PriceSmart, Inc. (b) 1,797 $ 121,100
Seven & i Holdings Co. Ltd. - ADR (b) 30,683 602,921
Sprouts Farmers Market, Inc. (a)(b) 6,813 293,504
Tesco PLC - ADR 60,995 658,136
US Foods Holding Corp. (a)(b) 5,833 255,660
Walmart, Inc. 23,776 3,701,686
15,731,755
Energy — 2.57%
BP PLC - ADR 90,256 3,275,389
California Resources Corp. (b) 3,329 170,478
Chesapeake Energy Corp. (b) 3,726 299,235
Chevron Corp. 275 39,490
Chord Energy Corp. 2,127 344,872
Civitas Resources, Inc. (b) 4,012 275,584
CNX Resources Corp. (a)(b) 21,820 455,165
Diamondback Energy, Inc. 248 38,294
Eni SpA - ADR (b) 75,523 2,502,832
Equinor ASA - ADR (b) 2,673 85,189
Exxon Mobil Corp. 52,308 5,374,123
Galp Energia SGPS SA - ADR 7,902 58,475
Gazprom Neft PJSC - ADR (a),(c) 6,793 –
Gazprom PJSC - ADR (a),(c) 186,205 –
HF Sinclair Corp. 7,366 386,568
Inpex Corp. - ADR (b) 73,662 1,010,643
International Seaways, Inc. 6,478 295,656
Liberty Energy, Inc. (b) 10,596 210,331
LUKOIL PJSC - ADR (a),(c) 10,626 –
Marathon Petroleum Corp. 12,381 1,847,120
Northern Oil and Gas, Inc. 3,002 112,335
PBF Energy, Inc. - Class A 6,954 308,758
Peabody Energy Corp. (b) 6,886 164,162
Petroleo Brasileiro SA - ADR 20,649 315,310
Phillips 66 4,429 570,854
Range Resources Corp. (b) 2,031 66,008
Repsol SA - ADR 8,863 135,604
Shell PLC - ADR 4,506 296,495
Southwestern Energy Co. (a) 19,693 129,777
Surgutneftegas PJSC - ADR (a),(c) 15,549 –
Tenaris SA - ADR 2,600 90,142
TotalEnergies SE - ADR 29,177 1,985,495
Valero Energy Corp. 6,521 817,473
Vista Energy SAB de CV - ADR (a) 5,782 178,259
Weatherford International PLC (a) 178 16,143

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Energy — 2.57% (Continued)
YPF SA - ADR (a) 15,852 $ 263,302
22,119,561
Equity Real Estate Investment Trusts (REITs) — 0.00%
NET Lease Office Properties (a) 879 14,372
Financial Services — 4.99%
3i Group PLC - ADR 187,263 2,679,733
Affiliated Managers Group, Inc. 5,207 705,809
Affirm Holdings, Inc. (a)(b) 834 28,698
Alliance Data Systems Corp. (b) 8,385 235,619
Ally Financial, Inc. (b) 6,989 204,219
Ameriprise Financial, Inc. 3,116 1,101,537
AMTD IDEA Group - ADR (a)(b) 13,600 24,480
Berkshire Hathaway, Inc. - Class A (a) 7 3,821,299
Berkshire Hathaway, Inc. - Class B (a) 10,542 3,795,119
Capital One Financial Corp. (b) 5,733 640,147
Coinbase Global, Inc. - Class A (a)(b) 538 67,099
Deutsche Bank AG (b) 167,994 2,091,524
Discover Financial Services 5,955 553,815
Enact Holdings, Inc. 13,646 378,131
Essent Group Ltd. 14,343 693,341
Euronet Worldwide, Inc. (a) 891 77,713
Evercore, Inc. - Class A 1,887 278,427
Federated Hermes, Inc. - Class B 322 10,246
FinVolution Group - ADR 85,951 380,763
FirstCash Holdings, Inc. 3,860 432,320
Fiserv, Inc. (a)(b) 21,942 2,865,845
FleetCor Technologies, Inc. (a) 2,082 500,721
Franklin Resources, Inc. (b) 54,748 1,357,750
Futu Holdings Ltd. - ADR (a) 17,187 926,723
Interactive Brokers Group, Inc. - Class A 524 40,788
Invesco Ltd. 46,321 661,001
Jackson Financial, Inc. - Class A (b) 5,708 272,443
Janus Henderson Group PLC 15,600 408,564
Jefferies Financial Group, Inc. 25,609 907,583
Jiayin Group, Inc. - ADR 39,890 205,035
Julius Baer Group Ltd. - ADR 12,535 125,977
LexinFintech Holdings Ltd. - ADR 111,920 199,218
loanDepot, Inc. - Class A (a) 12,356 22,735
MasterCard, Inc. - Class A 5,252 2,173,435
MGIC Investment Corp. 48,927 860,626
Mr Cooper Group, Inc. (a) 6,224 376,676
Navient Corp. (b) 9,106 155,986

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Financial Services — 4.99% (Continued)
Nelnet, Inc. - Class A (b) 2,034 $ 170,653
Noah Holdings Ltd. - ADR 5,216 66,869
OneMain Holdings, Inc. 8,540 361,242
ORIX Corp. - ADR 3,863 353,233
PennyMac Financial Services, Inc. 2,405 187,085
PROG Holdings, Inc. (a)(b) 16,394 446,900
Qifu Technology, Inc. - ADR 23,036 357,519
QIWI PLC - ADR (a),(c) 29,317 –
Qudian, Inc. - ADR (a) 71,790 113,428
Radian Group, Inc. 22,857 587,653
Rocket Cos., Inc. - Class A (a)(b) 66,968 625,481
Shift4 Payments, Inc. - Class A (a)(b) 4,835 318,240
SOFI Technologies, Inc. (a)(b) 2,214 16,140
State Street Corp. 10,841 789,442
Synchrony Financial 28,163 911,355
Tradeweb Markets, Inc. - Class A (b) 414 40,117
UBS Group AG (b) 133,763 3,778,804
Up Fintech Holding Ltd. - ADR (a) 24,470 108,647
Victory Capital Holdings, Inc. - Class A (b) 2,437 78,350
Virtus Investment Partners, Inc. 1,343 262,718
Visa, Inc. - Class A (b) 8,628 2,214,635
World Acceptance Corp. (a) 1,301 144,996
Worldline SA/France - ADR (a)(b) 57,860 446,101
Yiren Digital Ltd. - ADR (a) 40,912 115,781
42,756,534
Food, Beverage & Tobacco — 2.08%
Ajinomoto Co., Inc. - ADR 13,731 511,617
Altria Group, Inc. 58,829 2,473,170
Archer-Daniels-Midland Co. 23,431 1,727,568
Associated British Foods PLC - ADR 3,606 108,584
British American Tobacco PLC - ADR 55,032 1,754,970
Cal-Maine Foods, Inc. 3,059 146,587
Campbell Soup Co. (b) 13,981 561,757
Coca-Cola Bottlers Japan Holdings, Inc. - ADR 44,914 311,029
Coca-Cola Consolidated, Inc. 107 78,594
Coca-Cola Femsa SAB de CV - ADR 5,656 478,780
Coca-Cola HBC AG - ADR 1,777 49,454
Embotelladora Andina SA - ADR 8,592 123,983
First Pacific Co. Ltd. - ADR 268,129 521,511
Fomento Economico Mexicano SAB de CV - ADR 600 76,134
Ingredion, Inc. 4,440 455,056
J M Smucker Co. 4,543 498,503
Japan Tobacco, Inc. - ADR 361,695 4,651,398

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Food, Beverage & Tobacco — 2.08% (Continued)
Kraft Heinz Co. (b) 10,976 $ 385,367
Lamb Weston Holdings, Inc. 485 48,515
Molson Coors Brewing Co. - Class B (b) 3,192 196,436
Mondelez International, Inc. - Class A 15,810 1,123,459
SLC Agricola SA - ADR 3,418 24,746
Tiger Brands Ltd. - ADR 4,063 39,939
Universal Corp./VA 1,132 63,686
WH Group Ltd. - ADR 394 5,079
Wilmar International Ltd. - ADR (b) 55,544 1,494,134
17,910,056
Health Care Equipment & Services — 3.27%
Accolade, Inc. (a) 7,694 67,169
Ansell Ltd. - ADR 5,351 331,093
Avanos Medical, Inc. (a) 6,483 139,709
Cardinal Health, Inc. 11,771 1,260,439
Cencora, Inc. (b) 232 47,182
Certara, Inc. (a) 5,807 83,679
Chemed Corp. 672 381,024
Cigna Corp. 6,612 1,738,162
Cochlear Ltd. - ADR 379 34,074
CONMED Corp. (b) 2,802 300,571
DaVita, Inc. (a)(b) 1,780 180,599
DENTSPLY SIRONA, Inc. (b) 6,088 193,294
Elekta AB - ADR (b) 42,904 330,790
Elevance Health, Inc. 2,694 1,291,746
Encompass Health Corp. 7,810 508,978
Ensign Group, Inc. 4,034 431,920
EssilorLuxottica SA - ADR (b) 27,413 2,616,606
Fresenius Medical Care AG & Co. KGaA - ADR 49,830 1,022,013
GoodRx Holdings, Inc. - Class A (a) 14,713 88,131
Haemonetics Corp. (a) 4,608 372,649
HCA Healthcare, Inc. 9,800 2,454,703
Henry Schein, Inc. (a) 14,396 960,645
Hims & Hers Health, Inc. (a) 33,533 298,108
Humana, Inc. (b) 2,588 1,254,818
IDEXX Laboratories, Inc. (a) 1,469 684,290
Inspire Medical Systems, Inc. (a) 641 93,144
Integer Holdings Corp. (a) 2,206 192,407
Intuitive Surgical, Inc. (a) 409 127,134
Koninklijke Philips NV (a)(b) 25,306 516,749
Laboratory Corp. of America Holdings (b) 5,570 1,208,189
LifeStance Health Group, Inc. (a) 1,947 13,376
McKesson Corp. 2,907 1,367,917

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Health Care Equipment & Services — 3.27% (Continued)
Merit Medical Systems, Inc. (a) 4,697 $ 336,117
Neogen Corp. (a) 723 12,269
NeoGenomics, Inc. (a) 8,955 162,712
Option Care Health, Inc. (a) 2,196 65,331
Owens & Minor, Inc. (a) 684 13,598
Patterson Cos., Inc. 5,737 145,777
Penumbra, Inc. (a) 865 192,108
QuidelOrtho Corp. (a)(b) 1,211 83,232
Schrodinger, Inc./United States (a)(b) 3,488 108,442
Select Medical Holdings Corp. 9,450 213,570
Sinopharm Group Co. Ltd. - ADR (b) 19,546 240,611
Smith & Nephew PLC - ADR (b) 11,550 299,723
Straumann Holding AG - ADR 6,889 94,517
Stryker Corp. 2,157 639,184
Surgery Partners, Inc. (a)(b) 5,523 180,878
Teladoc Health, Inc. (a)(b) 1,670 30,294
Tenet Healthcare Corp. (a) 5,382 371,412
UnitedHealth Group, Inc. 4,610 2,549,191
Universal Health Services, Inc. - Class B (b) 2,683 368,859
Veradigm, Inc. (a) 2,112 24,246
Zimmer Biomet Holdings, Inc. 11,677 1,358,152
28,081,531
Household & Personal Products — 0.66%
Beiersdorf AG - ADR 14,586 407,970
Haleon PLC - ADR (b) 106,130 908,473
L'Oreal SA - ADR 14,671 1,380,248
Natura & Co. Holding SA - ADR (a) 3,923 26,127
Procter & Gamble Co. 8,442 1,296,016
Spectrum Brands Holdings, Inc. (b) 2,726 188,994
Unilever PLC - ADR 31,574 1,506,080
5,713,908
Insurance — 2.49%
Aflac, Inc. 59,961 4,959,374
Allianz SE - ADR 20,305 508,437
Ambac Financial Group, Inc. (a) 18,597 274,306
American International Group, Inc. 40,910 2,692,287
Arch Capital Group Ltd. (a) 2,341 195,918
Assicurazioni Generali SpA - ADR (b) 102,181 1,055,530
Assurant, Inc. 1,048 176,085
AXA SA - ADR 10,066 314,522
BB Seguridade Participacoes SA - ADR 39,739 250,356
Chubb Ltd. 224 51,392
Cincinnati Financial Corp. 1,881 193,348

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Insurance — 2.49% (Continued)
Everest Group Ltd. 4,342 $ 1,782,609
Fanhua, Inc. - ADR (a) 3,731 24,326
First American Financial Corp. 2,142 127,663
Genworth Financial, Inc. - Class A (a) 57,405 338,115
Hannover Rueck SE - ADR 1,254 149,326
Hartford Financial Services Group, Inc. 23,193 1,812,765
Loews Corp. 20,312 1,427,730
Markel Group, Inc. (a)(b) 855 1,230,422
MS&AD Insurance Group Holdings, Inc. - ADR 17,270 325,021
Muenchener Rueckversicherungs-Gesellschaft AG - ADR 17,262 735,361
Old Republic International Corp. 23,260 681,751
Oscar Health, Inc. - Class A (a) 10,657 90,585
Ping An Insurance Group Co. of China Ltd. - ADR 11,714 106,949
Sanlam Ltd. - ADR 639 4,626
SCOR SE - ADR 144,295 467,516
SiriusPoint Ltd. (a) 6,251 66,761
Suncorp Group Ltd. - ADR (b) 26,822 238,716
T&D Holdings, Inc. - ADR 9,387 68,337
Tokio Marine Holdings, Inc. - ADR (b) 13,470 332,574
Unum Group 11,681 502,283
White Mountains Insurance Group Ltd. 129 197,618
21,382,609
Materials — 2.73%
Air Liquide SA - ADR (b) 11,878 447,801
Albemarle Corp. (b) 1,695 205,553
Alpha Metallurgical Resources, Inc. (b) 1,125 315,630
APERAM SA (b) 17,020 566,936
ArcelorMittal SA 97,463 2,455,092
Arch Resources, Inc. 1,039 172,432
Arkema SA - ADR 4,629 471,348
Berry Global Group, Inc. 1,942 128,405
BHP Group Ltd. - ADR (b) 23,027 1,403,725
Cemex SAB de CV - ADR (a) 27,158 187,662
CF Industries Holdings, Inc. 1,682 126,402
Cleveland-Cliffs, Inc. (a) 8,951 153,599
Commercial Metals Co. (b) 12,839 581,992
Dow, Inc. 797 41,245
DuPont de Nemours, Inc. 7,755 554,793
Fortescue Metals Group Ltd. - ADR (b) 21,353 702,727
Glencore PLC - ADR 80,481 898,168
Greif, Inc. - Class B 2,047 142,574
Greif, Inc. - Class A 4,885 341,462
Harmony Gold Mining Co. Ltd. - ADR 23,507 146,684

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Materials — 2.73% (Continued)
Heidelberg Materials AG - ADR 12,685 $ 206,131
HOLCIM Ltd. NEW SPONSORED ADS (a)(b) 67,238 983,860
Impala Platinum Holdings Ltd. - ADR (b) 4,030 16,579
Incitec Pivot Ltd. - ADR 98,911 177,051
International Paper Co. 1,343 49,610
James Hardie Industries PLC - ADR (a)(b) 1,740 55,941
Johnson Matthey PLC - ADR (b) 4,377 175,789
K+S AG - ADR 29,718 219,765
Koppers Holdings, Inc. 346 15,629
Kuraray Co. Ltd. - ADR (b) 22,014 666,826
LyondellBasell Industries NV - Class A 6,061 576,401
Mechel PJSC - ADR (a),(c) 59,509 –
Mosaic Co. 6,446 231,347
Nippon Steel Corp. - ADR (b) 176,433 1,384,999
Nitto Denko Corp. - ADR 1,305 46,328
Norsk Hydro ASA - ADR 137,467 795,934
Nucor Corp. 9,460 1,607,915
Packaging Corp. of America 314 52,755
POSCO Holdings, Inc. - ADR (b) 1,888 175,962
Reliance Steel & Aluminum Co. 3,782 1,041,033
Rio Tinto PLC - ADR 2,981 205,957
Sappi Ltd. - ADR 27,439 57,828
Shin-Etsu Chemical Co. Ltd. - ADR (b) 20,769 365,534
Steel Dynamics, Inc. 9,181 1,093,733
Suzano SA - ADR (b) 608 6,603
Ternium SA - ADR 7,320 289,360
thyssenkrupp AG - ADR 29,523 220,596
United States Steel Corp. (b) 6,997 251,192
Vale SA - ADR 26,884 403,260
Warrior Met Coal, Inc. 4,549 254,608
Westlake Corp. (b) 4,416 566,970
Wienerberger AG - ADR 179,481 1,058,938
Yara International ASA - ADR 10,221 172,837
23,471,501
Media & Entertainment — 4.46%
Alphabet, Inc. - Class C (a) 24,554 3,288,272
Alphabet, Inc. - Class A (a) 27,688 3,669,490
Altice USA, Inc. - Class A (a) 15,785 36,306
AMC Networks, Inc. - Class A (a) 5,700 86,868
Autohome, Inc. - ADR 3,220 87,938
Baidu, Inc. - ADR (a) 1,473 174,786
Bilibili, Inc. - ADR (a)(b) 2,518 28,529
Cargurus, Inc. (a) 13,198 285,341

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Media & Entertainment — 4.46% (Continued)
Cars.com, Inc. (a) 11,054 $ 205,825
Charter Communications, Inc. - Class A (a)(b) 2,624 1,049,941
Cinemark Holdings, Inc. (a)(b) 5,899 84,061
Comcast Corp. - Class A 70,537 2,954,795
DouYu International Holdings Ltd. - ADR (a) 33,691 23,661
Eutelsat Communications SA - ADR 83,104 87,425
Fox Corp. - Class A 78,136 2,308,137
Fox Corp. - Class B (b) 82,455 2,280,705
Gravity Co. Ltd. - ADR (a) 3,713 271,123
Hello Group, Inc. - ADR 50,977 329,311
HUYA, Inc. - ADR (a) 45,336 153,689
IAC/InterActiveCorp (a)(b) 10,766 514,938
Informa PLC - ADR 7,278 139,883
Integral Ad Science Holding Corp. (a) 6,438 93,930
Interpublic Group of Cos., Inc. (b) 36,857 1,132,984
iQIYI, Inc. - ADR (a) 19,557 87,811
ITV PLC - ADR (b) 29,274 223,361
JOYY, Inc. - ADR 9,889 379,836
Meta Platforms, Inc. - Class A (a)(b) 17,219 5,633,195
NetEase, Inc. - ADR 1,115 126,530
Netflix, Inc. (a) 1,915 907,653
New York Times Co. - Class A 3,118 146,515
News Corp. - Class B (b) 70,589 1,626,371
News Corp. - Class A 60,628 1,336,241
Nexstar Media Group, Inc. - Class A 3,292 467,234
Omnicom Group, Inc. 24,178 1,949,472
Paramount Global - Class A (b) 4,550 80,581
Paramount Global - Class B (b) 36,408 523,183
Pinterest, Inc. - Class A (a) 2,255 76,828
Publicis Groupe SA - ADR 86,343 1,828,703
Scholastic Corp. 6,720 255,293
Sea Ltd. - ADR (a) 2,255 81,676
Sinclair, Inc. 4,700 59,267
Sirius XM Holdings, Inc. (b) 42,443 198,633
Sphere Entertainment Co. (a) 2,179 74,565
Tencent Holdings Ltd. - ADR (b) 48,685 2,026,271
Tencent Music Entertainment Group - ADR (a) 15,026 127,871
Trade Desk, Inc. - Class A (a)(b) 3,368 237,309
Trivago NV - ADR 25,149 59,100
Universal Music Group NV - ADR 2,583 33,992
Weibo Corp. - ADR 2,411 24,375
Yalla Group Ltd. - ADR (a) 34,869 209,563
Yelp, Inc. (a) 560 24,478

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Media & Entertainment — 4.46% (Continued)
ZipRecruiter, Inc. - Class A (a) 7,668 $ 102,828
38,196,673
Pharmaceuticals, Biotechnology & Life Sciences — 5.96%
10X Genomics, Inc. - Class A (a) 3,666 159,544
Alkermes PLC (a) 8,584 207,218
Amneal Pharmaceuticals, Inc. (a) 34,854 150,221
Astellas Pharma, Inc. - ADR 7,109 86,445
AstraZeneca PLC - ADR 59,686 3,855,119
Avadel Pharmaceuticals PLC - ADR (a) 7,028 81,103
Azenta, Inc. (a)(b) 2,792 157,385
Bavarian Nordic AS - ADR (a) 27,895 226,262
Bayer AG - ADR 15,409 131,285
BioNTech SE - ADR (a) 4,345 436,281
Bristol-Myers Squibb Co. 37,735 1,863,354
Bruker Corp. (b) 2,943 191,560
Charles River Labratories International, Inc. (a) 421 82,971
Chugai Pharmaceutical Co. Ltd. - ADR (b) 9,932 174,307
CryoPort, Inc. (a) 4,952 69,427
CSPC Pharmaceutical Group Ltd. - ADR 21,398 75,535
Eli Lilly & Co. 4,074 2,407,897
Exact Sciences Corp. (a) 3,633 232,512
Exelixis, Inc. (a) 14,198 309,658
Genfit SA - ADR (a) 36,338 118,099
Gilead Sciences, Inc. 44,855 3,435,892
Gracell Biotechnologies, Inc. - ADR (a) 4,746 23,113
Grifols SA - ADR (a) 77,068 746,789
GSK PLC - ADR 49,268 1,773,155
HUTCHMED China Ltd. - ADR (a) 14,974 288,699
Hypera SA - ADR (b) 8,624 59,851
Ipsen SA - ADR 30,680 859,654
Jazz Pharmaceuticals PLC (a) 325 38,425
Johnson & Johnson 7,115 1,100,406
Kiniksa Pharmaceuticals Ltd. - Class A (a) 14,496 234,400
Ligand Pharmaceuticals, Inc. (a) 2,387 139,186
Maravai LifeSciences Holdings, Inc. - Class A (a) 7,006 35,731
Medpace Holdings, Inc. (a) 1,696 459,141
Merck & Co., Inc. 5,621 576,040
Mereo Biopharma Group PLC - ADR (a) 47,169 98,583
Moderna, Inc. (a)(b) 3,175 246,698
MorphoSys AG - ADR (a)(b) 17,128 117,156
Mural Oncology PLC (a) 858 3,097
Novartis AG - ADR 77,054 7,543,586
Novo Nordisk AS - ADR (b) 45,318 4,615,184

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.96%
(Continued)
Nuvalent, Inc. - Class A (a) 188 $ 12,290
Otsuka Holdings Co. Ltd. - ADR (b) 50,537 970,310
Pfizer, Inc. 41,585 1,267,095
ProKidney Corp. (a)(b) 24,345 40,900
Regeneron Pharmaceuticals, Inc. (a) 2,183 1,798,377
Sanofi - ADR 95,441 4,461,867
Santen Pharmaceutical Co. Ltd. - ADR 3,338 31,880
Shionogi & Co. Ltd. - ADR 11,328 132,877
Taisho Pharmaceutical Holdings Co. Ltd. - ADR 45,652 668,802
Takeda Pharmaceutical Co. Ltd. - ADR (b) 253,364 3,585,101
Teva Pharmaceutical Industries Ltd. - ADR (a) 23,640 232,145
Twist Bioscience Corp. (a) 5,742 138,095
United Therapeutics Corp. (a) 1,798 431,520
Veracyte, Inc. (a)(b) 26,191 670,490
Verona Pharma PLC - ADR (a) 2,182 29,501
Vertex Pharmaceuticals, Inc. (a) 3,674 1,303,572
Viatris, Inc. 148,265 1,361,073
West Pharmaceutical Services, Inc. 1,179 413,546
Wuxi Biologics Cayman, Inc. - ADR (a) 8,001 88,651
51,049,061
Real Estate Management & Development — 0.48%
CBRE Group, Inc. - Class A (a) 2,650 209,244
Daiwa House Industry Co. Ltd. - ADR 18,897 537,242
Forestar Group, Inc. (a) 15,426 470,955
Howard Hughes Holdings, Inc. (a) 917 67,409
IRSA Inversiones y Representaciones SA - ADR 3,752 33,318
Jones Lang LaSalle, Inc. (a)(b) 1,042 162,052
KE Holdings, Inc. - ADR 11,054 176,090
RMR Group, Inc. - Class A 11,065 263,679
Sun Hung Kai Properties Ltd. - ADR 83,534 813,621
Swire Pacific Ltd. - ADR 152,013 973,263
Zillow Group, Inc. - Class C (a)(b) 5,845 239,294
Zillow Group, Inc. - Class A (a) 2,607 102,690
4,048,857
Semiconductors & Semiconductor Equipment — 7.19%
Advanced Micro Devices, Inc. (a) 4,853 587,989
Advantest Corp. - ADR 1,222 38,065
Allegro MicroSystems, Inc. (a) 731 19,898
Amkor Technology, Inc. 10,224 288,010
Analog Devices, Inc. (b) 23,095 4,235,161
Applied Materials, Inc. 26,918 4,031,778
ASE Technology Holding Co. Ltd. - ADR 63,603 546,986

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Semiconductors & Semiconductor Equipment — 7.19%
(Continued)
ASML Holding NV 2,307 $ 1,577,434
ASMPT Ltd. - ADR (b) 24,564 751,486
Axcelis Technologies, Inc. (a)(b) 1,250 155,350
Broadcom, Inc. 7,134 6,604,158
Cirrus Logic, Inc. (a) 3,127 237,371
Daqo New Energy Corp. - ADR (a) 15,382 363,938
Diodes, Inc. (a) 5,158 342,594
Disco Corp. - ADR 73,861 1,565,853
Enphase Energy, Inc. (a)(b) 4,864 491,361
First Solar, Inc. (a) 5,401 852,170
Himax Technologies, Inc. - ADR 9,044 51,641
Infineon Technologies AG - ADR (b) 54,770 2,119,599
Intel Corp. 3,318 148,315
JinkoSolar Holding Co. Ltd. - ADR 10,489 329,355
KLA Corp. 4,534 2,469,307
Lam Research Corp. 4,638 3,320,437
Lattice Semiconductor Corp. (a) 2,203 128,986
MACOM Technology Solutions Holdings, Inc. (a)(b) 149 12,513
Microchip Technology, Inc. 33,481 2,793,655
Monolithic Power Systems, Inc. (b) 299 164,067
NVIDIA Corp. 15,692 7,339,149
ON Semiconductor Corp. (a)(b) 32,503 2,318,439
Onto Innovation, Inc. (a) 4,242 598,164
QUALCOMM, Inc. 17,222 2,222,499
Rambus, Inc. (a) 2,374 160,649
Renesas Electronics Corp. - ADR (a) 218,960 1,907,142
Skyworks Solutions, Inc. 22,497 2,180,634
STMicroelectronics NV (b) 94,796 4,497,123
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 40,291 3,920,717
Teradyne, Inc. (b) 3,564 328,708
Tokyo Electron Ltd. - ADR 11,457 918,680
United Microelectronics Corp. - ADR (b) 75,936 591,541
Universal Display Corp. (b) 1,792 303,206
61,514,128
Software & Services — 3.65%
Adeia, Inc. 2,819 25,907
Adobe, Inc. (a) 6,155 3,760,767
Agora, Inc. - ADR (a) 1,561 3,918
AppLovin Corp. - Class A (a) 5,152 193,097
Atos SE - ADR (a)(b) 73,141 88,866
Chindata Group Holdings Ltd. - ADR (a)(b) 2,906 24,469
Cognizant Technology Solutions Corp. - Class A 18,664 1,313,572

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Software & Services — 3.65% (Continued)
Digital Turbine, Inc. (a) 14,025 $ 65,216
DigitalOcean Holdings, Inc. (a)(b) 479 14,188
Dolby Laboratories, Inc. - Class A (b) 1,563 134,621
Dropbox, Inc. - Class A (a) 20,565 579,522
Dynatrace, Inc. (a) 2,570 137,624
Ebix, Inc. (b) 5,081 20,019
EPAM Systems, Inc. (a) 4,106 1,060,128
Fair Isaac Corp. (a) 988 1,074,549
Fastly, Inc. - Class A (a)(b) 4,122 68,466
GDS Holdings Ltd. - ADR (a) 2,693 27,603
Gen Digital, Inc. 7,761 171,363
InterDigital, Inc. (b) 2,037 203,537
Kingsoft Cloud Holdings Ltd. - ADR (a)(b) 15,973 69,802
Kyndryl Holdings, Inc. (a) 5,526 99,634
LiveRamp Holdings, Inc. (a) 3,081 102,166
Microsoft Corp. 42,266 16,015,010
MongoDB, Inc. (a)(b) 1,409 585,778
N-able, Inc. (a) 12,777 152,174
NCR Corp. (a) 2,805 43,982
Okta, Inc. (a) 4,617 309,570
OneConnect Financial Technology Co. Ltd. - ADR (a) 13,328 41,850
Opera Ltd. - ADR (b) 30,669 340,426
Oracle Corp. 7,530 875,061
Palantir Technologies, Inc. - Class A (a) 52,041 1,043,422
Salesforce, Inc. (a) 8,749 2,203,873
SAP SE - ADR (b) 302 48,054
Sprinklr, Inc. - Class A (a) 1,930 30,262
Synopsys, Inc. (a) 125 67,904
Teradata Corp. (a) 436 20,601
Tuya, Inc. - ADR (a) 27,385 60,795
UiPath, Inc. - Class A (a) 3,446 68,093
Vnet Group, Inc. - ADR (a) 67,116 187,925
31,333,814
Technology Hardware & Equipment — 3.65%
AAC Technologies Holdings, Inc. - ADR 8,793 23,829
Advanced Energy Industries, Inc. (b) 4,744 450,917
Amphenol Corp. - Class A 32,497 2,956,902
Apple, Inc. 11,905 2,261,355
Arista Networks, Inc. (a) 5,910 1,298,486
Avnet, Inc. 6,174 288,696
Belden, Inc. 5,176 343,893
Canaan, Inc. - ADR (a)(b) 18,157 27,417
Canon, Inc. - ADR 2,560 65,958

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Technology Hardware & Equipment — 3.65% (Continued)
CDW Corp./DE 6,832 $ 1,440,732
Cisco Systems, Inc. 68,449 3,311,562
Corning, Inc. 1,393 39,687
Dell Technologies, Inc. - Class C 32,818 2,489,902
F5, Inc. (a) 189 32,355
Fabrinet (a) 2,524 408,636
FUJIFILM Holdings Corp. - ADR 20,410 1,190,719
Hewlett Packard Enterprise Co. 97,196 1,643,584
Insight Enterprises, Inc. (a)(b) 6,480 981,202
IPG Photonics Corp. (a) 669 64,063
Jabil, Inc. 7,196 829,843
Keysight Technologies, Inc. (a) 6,197 842,110
Lenovo Group Ltd. - ADR 16,856 415,669
Littelfuse, Inc. 687 159,934
Logitech International SA (b) 23,835 2,090,330
NetApp, Inc. 12,761 1,166,228
OSI Systems, Inc. (a) 4,358 537,298
Ricoh Co. Ltd. - ADR 77,028 628,548
Super Micro Computer, Inc. (a) 1,593 435,638
TE Connectivity Ltd. 19,691 2,579,521
Teledyne Technologies, Inc. (a) 2,855 1,150,451
Vishay Intertechnology, Inc. 23,966 532,764
Vontier Corp. 1,663 56,093
VTech Holdings Ltd. - ADR (b) 83,368 496,373
31,240,695
Telecommunication Services — 1.38%
AT&T, Inc. 52,639 872,228
Deutsche Telekom AG - ADR 111,860 2,682,403
Koninklijke KPN NV - ADR 9,412 32,001
KT Corp. - ADR (b) 24,502 319,996
Magyar Telekom Telecommunications PLC - ADR 25,170 216,462
Mobile TeleSystems PJSC - ADR (a),(c) 46,068 –
Nippon Telegraph & Telephone Corp. - ADR 62,760 1,834,475
Orange SA - ADR 291,577 3,484,345
Rostelecom PJSC - ADR (a),(c) 24,510 –
SK Telecom Co. Ltd. - ADR (b) 5,072 114,120
Swisscom AG - ADR 1,467 85,497
Telecom Italia SpA/Milano - ADR (a) 350,500 1,002,695
Telefonica SA - ADR 38,927 166,218
Telenor ASA - ADR 64,539 689,922
Telephone and Data Systems, Inc. 7,832 154,290
T-Mobile US, Inc. 1,018 153,158
United States Cellular Corp. (a) 813 36,935

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Telecommunication Services — 1.38% (Continued)
$ 11,844,745
Transportation — 2.36%
Air France-KLM - ADR (a) 27,177 34,515
Allegiant Travel Co. 1,054 72,188
American Airlines Group, Inc. (a) 25,317 314,690
AP Moller - Maersk AS - ADR 85,099 666,325
ArcBest Corp. 2,399 285,937
Avis Budget Group, Inc. (a)(b) 60 10,971
bpost SA - ADR (b) 8,226 43,080
Delta Air Lines, Inc. 18,542 684,756
Deutsche Lufthansa AG - ADR (a) 46,656 405,067
DHL Group - ADR 30,894 1,452,018
DiDi Global, Inc. - ADR (a) 36,562 145,151
DSV AS - ADR 13,684 1,030,268
Expeditors International of Washington, Inc. (b) 19,357 2,329,422
FedEx Corp. 8,059 2,085,911
Grupo Aeroportuario del Centro Norte SAB de CV - ADR 1,352 96,830
Grupo Aeroportuario del Pacifico SAB de CV - ADR (b) 190 28,929
Grupo Aeroportuario del Sureste SAB de CV - ADR 806 189,781
GXO Logistics, Inc. (a) 4,797 269,879
Hub Group, Inc. - Class A (a) 3,768 284,672
International Consolidated Airlines Group SA - ADR (a) 170,829 651,713
JB Hunt Transport Services, Inc. (b) 4,083 756,457
Kuehne + Nagel International AG - ADR (b) 8,069 467,034
Matson, Inc. 869 83,224
Nippon Yusen KK - ADR (b) 138,962 743,447
Ryanair Holdings PLC - ADR (a) 38,380 4,537,283
Ryder System, Inc. 6,026 645,626
Schneider National, Inc. - Class B 25,457 586,275
SkyWest, Inc. (a) 4,064 192,146
United Airlines Holdings, Inc. (a) 29,157 1,148,786
United Parcel Service, Inc. - Class B 264 40,025
20,282,406
Utilities — 1.84%
AGL Energy Ltd. - ADR 4,422 26,444
ALLETE, Inc. 2,308 128,048
Centrica PLC - ADR 59,309 453,714
Cia Energetica de Minas Gerais - ADR 29,807 97,171
Consolidated Edison, Inc. 40,000 3,604,400
Edison International 679 45,486
Enel Chile SA - ADR 35,875 116,594
Enel SpA - ADR (b) 37,070 259,675
ENN Energy Holdings Ltd. - ADR 964 26,529

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 73.24% (Continued)
Utilities — 1.84% (Continued)
Entergy Corp. 422 $ 42,795
Evergy, Inc. 759 38,739
Iberdrola SA - ADR 56,191 2,782,016
Kunlun Energy Co. Ltd. - ADR 7,803 73,426
National Grid PLC - ADR (b) 43,162 2,849,123
New Jersey Resources Corp. 258 10,888
NiSource, Inc. 1,559 39,973
NorthWestern Corp. (b) 1,463 73,604
ONE Gas, Inc. (b) 1,823 105,059
Otter Tail Corp. (b) 5,775 440,690
Pampa Energia SA - ADR (a) 3,501 164,407
PG&E Corp. (a) 91,217 1,566,196
Public Service Enterprise Group, Inc. 2,077 129,667
Tenaga Nasional Bhd - ADR 1,839 15,540
Tokyo Gas Co. Ltd. - ADR 73,366 820,966
Veolia Environnement SA - ADR 14,918 234,750
Vistra Corp. 47,329 1,675,920
15,821,820
TOTAL COMMON STOCKS (Cost $512,526,067) 628,322,766
REAL ESTATE INVESTMENT TRUSTS — 1.96%
Consumer Durables & Apparel — 0.02%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR 48,181 203,883
Equity Real Estate Investment Trusts (REITs) — 1.85%
Acadia Realty Trust (b) 1,829 27,654
Apple Hospitality REIT, Inc. (b) 61,260 1,021,204
Boston Properties, Inc. 2,067 117,674
Brixmor Property Group, Inc. 19,296 415,250
Broadstone Net Lease, Inc. 7,651 122,416
DiamondRock Hospitality Co. (b) 52,401 435,976
Empire State Realty Trust, Inc. - Class A 35,832 321,055
EPR Properties (b) 14,657 653,995
Essential Properties Realty Trust, Inc. (b) 6,315 149,981
Host Hotels & Resorts, Inc. (b) 175,397 3,064,187
Innovative Industrial Properties, Inc. (b) 830 67,778
Iron Mountain, Inc. 2,610 167,432
Park Hotels & Resorts, Inc. (b) 23,815 353,176
Regency Centers Corp. 48,790 3,063,037
RPT Realty 29,429 341,965
Service Properties Trust (b) 32,521 232,525
Simon Property Group, Inc. 19,366 2,418,620

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
REAL ESTATE INVESTMENT TRUSTS — 1.96% (Continued)
Equity Real Estate Investment Trusts (REITs) — 1.85%
(Continued)
SITE Centers Corp. 11,131 $ 146,818
Sunstone Hotel Investors, Inc. 12,522 123,717
Tanger Factory Outlet Centers, Inc. (b) 11,782 294,079
VICI Properties, Inc. 21,843 652,887
Weyerhaeuser Co. 27,466 861,059
WP Carey, Inc. (b) 13,185 820,634
15,873,119
Financial Services — 0.09%
Ladder Capital Corp. 17,378 194,807
PennyMac Mortgage Investment Trust 1,073 15,065
Rithm Capital Corp. (b) 54,049 561,029
770,901
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,063,941) 16,847,903
PREFERRED STOCKS — 0.12%
Banks — 0.02%
Bancolombia SA - ADR  (d) 5,188 143,137
Energy — 0.07%
Petroleo Brasileiro SA - ADR  (d) 39,525 575,089
Surgutneftegas PJSC - ADR  (c)(d) 47,748 –
575,089
Materials — 0.03%
Gerdau SA - ADR  (d) 66,068 294,663
Utilities — 0.00%
Cia Energetica de Minas Gerais - ADR  (d) 11,233 24,825
TOTAL PREFERRED STOCKS (Cost $1,127,813) 1,037,714

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
EXCHANGE TRADED FUNDS — 24.37%
iShares Core S&P Small-Cap ETF 90,958 $ 8,753,798
iShares MSCI EAFE ETF (b) 331,799 24,028,884
iShares MSCI Emerging Markets ETF (b) 123,260 4,876,166
iShares Russell 1000 ETF (b) 93,242 23,376,702
iShares Russell 2000 ETF (b) 42,205 7,582,550
SPDR S&P 500 ETF Trust 57,896 26,423,733
Vanguard FTSE All-World ex-US ETF 467,399 25,398,462
Vanguard FTSE Developed Markets ETF (b) 566,087 26,017,358
Vanguard FTSE Emerging Markets ETF 131,093 5,326,309
Vanguard Large-Cap ETF (b) 107,950 22,629,559
Vanguard S&P 500 ETF 60,430 25,344,342
Vanguard Small-Cap ETF (b) 47,794 9,292,587
TOTAL EXCHANGE TRADED FUNDS (Cost $191,307,630) 209,050,450
MONEY MARKET FUNDS — 0.14%
First American Government Obligations Fund - X Class, 5.289% (e) 1,218,432 1,218,432
TOTAL MONEY MARKET FUNDS (Cost $1,218,432) 1,218,432
INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING — 23.81%
Mount Vernon Liquid Assets Portfolio, LLC 204,258,991 204,258,991
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING (Cost $204,258,991) 204,258,991
Total Investments (Cost $926,502,874) — 123.64% $ 1,060,736,256
Liabilities in Excess of Other Assets — (23.64)% (202,820,797)
TOTAL NET ASSETS — 100.00% $ 857,915,459
Percentages are stated as a percent of net assets.
AB
Aktiebolag is a Swedish term for a stock company.
ADR
American Depositary Receipt
AG
Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.
AMBAC
American Municipal Bond Assurance Corporation
ASA
Allmennaksjeselskap is a Norwegian term for a stock company.
GDR
Global Depositary Receipt
KGaA
Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV
Naamloze Vennootschap is a Dutch term for publicly traded companies.
PJSC
An abbreviation used by many countries to signify an open joint-stock company.
PLC
Public Limited Company
SAB de
CV
Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.

PMC Diversified Equity Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SCA
Societe en commandite par actions is a Belgian term for limited partnership with share capital.
SE
Societas Europaea is a term for a European Public Liability Company.
SPDR
Standard & Poor's Depositary Receipt
SpA
Soicieta per Azioni is an Italian term for limited share company.
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of November 30, 2023.  Total value of securities out on loan is $200,126,252.
(c) Value determined using significant unobservable inputs.
(d) Perpetual preferred stock with no stated maturity.
(e) The rate shown represents the seven-day yield as of November 30, 2023.

Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:
PMC Diversified Equity Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 624,688,617 $ 3,634,149 $ – $ 628,322,766
Preferred Stocks 1,037,714 – – 1,037,714
Real Estate Investment Trusts 16,847,903 – – 16,847,903
Total Equity Securities 642,574,234 3,634,149 – 646,208,383
Investment Company:
Exchange Traded Funds 209,050,450 – – 209,050,450
Investments Purchased with Proceeds
from Securities Lending – – – 204,258,991
Total Investment Company 209,050,450 – – 413,309,441
Money Market Funds 1,218,432 – – 1,218,432
Total Investments in Securities $ 852,843,116 $ 3,634,149 $ – $ 1,060,736,256
(1)
See the Schedule of Investments for industry classifications.